INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities

Components of deferred tax assets and (liabilities) are as follows:

	30-Nov-14	30-Nov-13
Net operating loss carry forwards valuation available	$1,286,576	$1,584,475

Valuation Allowances	(1,206,851)	(1,450,737)
Deferred Tax Asset	$79,725	$133,738